Notes Payable (Details 1) - USD ($)	1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	May 28, 2020	Oct. 30, 2017	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	May 11, 2020	Apr. 28, 2020	Apr. 10, 2020	Apr. 08, 2020	Apr. 05, 2019	Dec. 31, 2018
Notes Payable (Textual)
Term loan principal amount					$ 220,379
Common stock shares issued			3,780,625	3,780,625	3,165,625						3,115,625
Common stock shares issued, value			$ 3,780	$ 3,780	$ 3,165						$ 3,115
Promissory notes current portion			$ 821,431	$ 821,431	584,943
Unamortized debt discount					$ 76,767
Interest rate			8.00%	8.00%	8.00%
Promissory note payable			$ 714,286	$ 714,286	$ 714,286
Interest on the promissory notes			$ 40,000	$ 40,000	40,000
Promissory note, description			At the closing of the IPO, Goedeker agreed to pay $516,301 to the sellers, which is equal to the principal due and owing for quarters 2, 3 and 4 under the note plus accrued interest thereon, which is equal to $324,672 as of June 1, 2020 and will accrue at a rate of $984 per day thereafter.	The parties entered into an amendment and restatement of the note that will become effective as of the closing of the IPO, pursuant to which (i) the principal amount of the existing note shall be increased by $250,0000, (ii) upon the closing of the IPO, Goedeker agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note shall be increased from 8% to 12%.
Accrued interest			$ 21,944	$ 21,944	$ 17,115
Aggregate remaining principal			$ 79,498	$ 79,498
PPP Loans, description				The Company has classified $612,417 of the PPP loans as current liabilities and $771,283 as long-term liabilities pending SBA clarification of the final loan terms.
Leonite [Member]
Notes Payable (Textual)
Shares issuable upon warrants exercised						200,000				200,000
Minimum [Member]
Notes Payable (Textual)
Finance at rates ranging			3.98%	3.98%
Maximum [Member]
Notes Payable (Textual)
Finance at rates ranging			6.99%	6.99%
April 5, 2019 [Member] | Leonite [Member]
Notes Payable (Textual)
Common stock shares issued					50,000
Shares issuable upon warrants exercised					200,000
Fiscal Year 2017 [Member]
Notes Payable (Textual)
Adjusted EBITDA target for vesting of promissory note					$ 1,300,000
Fiscal Year 2018 [Member]
Notes Payable (Textual)
Adjusted EBITDA target for vesting of promissory note					1,300,000
Fiscal Year 2019 [Member]
Notes Payable (Textual)
Adjusted EBITDA target for vesting of promissory note					$ 1,300,000
Description of vesting promissory note					At June 30, 2018, management made the determination that the vesting note payable had no value because it estimated that the Adjusted EBITDA target of $1,300,000 for both 2018 and 2019 would be not attained, thus eliminating the requirement for a payment under terms of the note payable. As expected, Neese did not meet the Adjusted EBITDA target for the fiscal years ended December 31, 2019. As a result, this note did not vest and no amounts are payable.
Goedeker [Member] | April 5, 2019 [Member] | 9% Subordinated Promissory Note [Member]
Notes Payable (Textual)
Term loan principal amount			$ 4,100,000	$ 4,100,000	$ 4,100,000
Promissory notes current portion			3,395,243	3,395,243	3,395,243
Promissory notes			3,930,293	3,930,293	3,930,293
Unamortized debt discount			$ 535,050	$ 535,050	$ 535,050
Interest rate			9.00%	9.00%	9.00%
Maturity Date				Apr. 05, 2023	Apr. 05, 2023
SBCC [Member] | April 5, 2019 [Member]
Notes Payable (Textual)
Term loan principal amount					$ 1,500,000					$ 1,500,000
Promissory notes current portion			$ 877,604	$ 877,604	999,201
Promissory notes			$ 1,130,826	$ 1,130,826	$ 1,312,500
SBCC [Member] | April 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Notes Payable (Textual)
Common stock shares issued			50,000	50,000	50,000
Debt discount				$ 292,673	$ 292,673
SBCC [Member] | May 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Notes Payable (Textual)
Note maturity rate				115.00%	115.00%
Conversion price per share			$ 1.00	$ 1.00	$ 1.00
Debt conversion, description				(1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).	(1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).
Leonite [Member] | April 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Notes Payable (Textual)
Debt conversion, description				The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.	The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.
Neese Acquisition [Member]
Notes Payable (Textual)
Interest rate			1.00%	1.00%
Promissory note, description				The purchase price for acquisition of Asien's was paid by the issuance of demand promissory note in the principal amount of $655,000 by 1847 Asien to the Seller. The note accrues interest at a rate of one percent (1%) computed on the basis of a 360-day year. Principal and accrued interest on the note shall be payable 24 hours after written demand by the Seller.
Acquisition received Loans							$ 357,500	$ 383,600	$ 642,600
Neese Acquisition [Member] | 10% Promissory Note [Member]
Notes Payable (Textual)
Description for prepayment of the promissory note and accrued interest				The Company continues to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.	The Company continues to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.
1847 Neese [Member] | Neese Acquisition [Member]
Notes Payable (Textual)
Promissory note, description	Pursuant to which 1847 Asien and Asien's agreed to sell future receivables with a value of $685,000 to TVT for a purchase price of $500,000. 1847 Asien and Asien's agreed to deliver to TVT 20% of its weekly future receipts, or approximately $23,300, over the course of an estimated seven-month term, or such date when the above amount of receivables has been delivered to TVT. 1847 Asien used the proceeds from this sale to finance the Asien's Acquisition. In addition to all other sums due to TVT under this agreement, 1847 Asien and Asien's agreed to pay to TVT certain additional fees, including a one-time origination fees of $25,000, as reimbursement of costs incurred by TVT for financial and legal due diligence. The future payments under the TVT agreement are secured by a subordinated security interest in all of the tangible and intangible assets of 1847 Asien and Asien's. The remaining balance of the note at June 30, 2020 is $410,374, comprised of principal of $591,803 and net of unamortized debt discount of $181,429.
1847 Neese [Member] | Neese Acquisition [Member] | 4.5% Unsecured Promissory Note [Member]
Notes Payable (Textual)
Promissory note, description		The Asien entered into a stock repurchase agreement with Paul A. Gwilliam and Terri L. Gwilliam, co-trustees of the Gwilliam Family Trust (Paul and Terri) pursuant to which Asien's Appliance, Inc. issued to Paul and Terri a unsecured promissory note in the aggregate principal amount of $540,000 for a term of 5 years or 60 months. The note bears interest at the rate of the 4.25% per annum. The balance on the note is $65,374 as of June 30, 2020.
1847 Neese [Member] | Neese Acquisition [Member] | 8% Vesting Promissory Note [Member]
Notes Payable (Textual)
Business acquisition vesting promissory note					$ 1,875,000
Interest rate					8.00%
Maturity Date				Jun. 30, 2020	Jun. 30, 2020
1847 Neese [Member] | Neese Acquisition [Member] | 10% Promissory Note [Member]
Notes Payable (Textual)
Interest rate			10.00%	10.00%	10.00%
Promissory note payable			$ 1,025,000	$ 1,025,000	$ 1,025,000
Description for prepayment of the promissory note and accrued interest				That the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid.	That the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid.
Cash balance to prepay outstanding promissory note and accrued interest			250,000	$ 250,000	$ 250,000
Prepayment of short term debt in excess of cash balance, amount			200,000	200,000	200,000
Interest on the promissory notes			$ 40,000	$ 40,000	$ 40,000
1847 Neese [Member] | Neese Acquisition [Member] | Signing of Patriot Purchase Agreement [Member]
Notes Payable (Textual)
Interest rate			8.00%	8.00%
Promissory note payable			$ 200,000	$ 200,000
Cash balance to prepay outstanding promissory note and accrued interest			201,447	201,447
Prepayment of short term debt in excess of cash balance, amount			$ 200,000	200,000
Promissory note, description			The purchase price for acquisition of Asien's was paid by the issuance of an 8% subordinated amortizing promissory note in the principal amount of $200,000 by 1847 Asien to the Seller.
Accrued interest			$ 1,447	$ 1,447